SUBSEQUENT EVENTS (Details Narrative)										3 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($) shares	Apr. 24, 2024 USD ($) shares	Apr. 17, 2024 shares	Apr. 16, 2024 USD ($) ft²	Apr. 12, 2024 USD ($) ft² shares	Feb. 27, 2024 USD ($)	Feb. 05, 2024 shares	Jan. 26, 2024 USD ($)	Feb. 10, 2023 shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		May 13, 2024 $ / shares shares	Nov. 29, 2023 $ / shares	Oct. 07, 2022 $ / shares
Subsequent Event [Line Items]
Issuance of cash and equity awards												$ 2,074,000
Cash										$ 8,501,000		$ 12,713,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares												917,662	[1]	581,351	[1]
Stock Issued During Period, Value, Stock Options Exercised											$ 93,000	$ 586,000		$ 706,000
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Common Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares											36,009	917,662		581,351
Stock Issued During Period, Value, Stock Options Exercised
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares issued | shares							220,000		461,998	220,000		508,998		180,000
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Forecast [Member]
Subsequent Event [Line Items]
Shares issued | shares					568,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Original principal amount						$ 85,000		$ 50,000
Area of land | ft²				64	64
Payments for rent				$ 45,000	$ 45,000
Lease term percentage				3.00%	3.00%
Security deposit				$ 50,000	$ 50,000
Stock Issued During Period, Shares, Conversion of Units | shares			3,428
Stock Issued During Period, Shares, Employee Stock Purchase Plans | shares		244,774
Consideration		$ 112
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares	992
Stock Issued During Period, Value, Stock Options Exercised	$ 1
Subsequent Event [Member] | May Twenty Twenty Four Penny Warrants [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																2,550,000
Common Stock, Par or Stated Value Per Share | $ / shares																$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 0.01
Warrants and Rights Outstanding, Term																10 years
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares issued | shares					836,295
Cash					$ 30,000
Shares authorized | shares					222,222
Stock Issued During Period, Shares, Conversion of Units | shares			4,875
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Convertible note payable amount						$ 1,700,000		$ 1,000,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Issuance of cash and equity awards					$ 1,532,000
Subsequent Event [Member] | Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Issuance of cash and equity awards					$ 511,000
Shares issued | shares					567,407
Subsequent Event [Member] | Chief Revenue Officer [Member]
Subsequent Event [Line Items]
Issuance of cash and equity awards					$ 490,000
Subsequent Event [Member] | Chief Revenue Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Issuance of cash and equity awards					$ 163,000
Shares issued | shares					181,481
Subsequent Event [Member] | Chief Marketing Officer [Member]
Subsequent Event [Line Items]
Issuance of cash and equity awards					$ 236,000
Subsequent Event [Member] | Chief Marketing Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Issuance of cash and equity awards					$ 79,000
Shares issued | shares					87,407

[1]	Number of options and weighted average exercise price prior to the merger has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.